Significant Accounting Policies (Details) - Schedule of fair value method for its stock options awards assumption - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 1.0	$ 1.0	$ 1.0
Risk free interest rate	1.50%	2.00%	2.20%
Volatility	47.00%	47.00%	51.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Risk free interest rate	2.70%	3.10%	2.30%
Volatility	48.00%	51.00%	53.00%